Notes to the Consolidated Statements of Operations - Research and development (R&D) expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes to the Consolidated Statements of Operations
Amortization and depreciation			€ (9,993)	€ (11,489)
Impairment			(3,248)
Research and development expenses | Operative expenses
Notes to the Consolidated Statements of Operations
Materials	€ (3,719)	€ (5,728)	(9,280)	(9,217)
Personnel	(10,344)	(12,533)	(19,402)	(23,570)
Amortization and depreciation	(2,554)	(1,783)	(4,394)	(3,508)
Impairment	(3,248)		(3,248)
Patents and fees to register/prodect a legal right	(5,598)	(1,191)	(10,057)	(2,048)
Third-party services	(3,992)	(7,081)	(8,677)	(11,773)
Maintenance and lease	(1,383)	(1,827)	(3,404)	(3,593)
Other	(254)	(727)	(455)	(1,410)
Total	€ (31,093)	€ (30,868)	€ (58,918)	€ (55,118)